Condensed Consolidated and Combined Statement of Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in-Capital	Retained Earnings	Treasury Stock	Net Parent Company Investment	Accumulated Other Comprehensive Income	Total CDK Stockholders' Equity	Non-controlling Interest
Stockholders' equity, beginning balance at Jun. 30, 2014	$ 1,809.3	$ 0	$ 0	$ 0	$ 0	$ 1,712.2	$ 85.7	$ 1,797.9	$ 11.4
Common stock, shares outstanding, beginning balance at Jun. 30, 2014	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	143.6			98.7		39.0		137.7	5.9
Foreign currency translation adjustments	(40.1)						(40.1)	(40.1)
Net distributions to Parent	(271.8)			0		(271.8)		(271.8)
Dividend paid to ADP at separation	(825.0)			0		(825.0)		(825.0)
Reclassification of parent company investment, shares		160.6
Reclassification of parent company investment, value	0	1.6	652.8	0		(654.4)		0
Stock-based compensation expense	12.4		12.4					12.4
Common stock issued for the exercise of stock-based compensation awards, shares		0.5
Common stock issued for the exercise of stock-based compensation awards, value	7.1	0	7.1					7.1
Excess tax benefit from stock-based compensation awards	5.8		5.8					5.8
Withholding tax payment for stock-based compensation awards	(0.9)		(0.9)					(0.9)
Dividends paid to stockholders	(38.8)			(38.8)				(38.8)
Repurchases of common stock	(32.2)				(32.2)			(32.2)
Dividend payments of CVR to noncontrolling owners	(5.4)								(5.4)
Stockholders' equity, ending balance at Mar. 31, 2015	$ 764.0	$ 1.6	$ 677.2	$ 59.9	$ (32.2)	$ 0	$ 45.6	$ 752.1	$ 11.9
Common stock, shares outstanding, end balance at Mar. 31, 2015	160.4	161.1